Current and deferred taxes - Sources of deferred taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current and deferred taxes
Set off of tax (deferred tax asset)	€ (4,913)	€ (4,981)
Set off of tax (deferred tax liabilities)	4,913	(4,981)
Tax loss for which no deferred tax asset recognized	38,200
Temporary differences
Current and deferred taxes
Assets	314	389
Liabilities	(4,913)	(4,981)
Net	(4,599)	(4,592)
Intangible assets
Current and deferred taxes
Liabilities	(4,637)	(4,637)
Net	(4,637)	(4,637)
Property, plant and equipment
Current and deferred taxes
Assets	1	1
Net	1	1
Right of use asset
Current and deferred taxes
Liabilities	(271)	(343)
Net	(271)	(343)
Lease liabilities
Current and deferred taxes
Assets	313	386
Net	313	386
Other current assets & other liabilities
Current and deferred taxes
Assets		2
Liabilities	(5)
Net	(5)	2
Unused tax losses
Current and deferred taxes
Assets	4,599	4,592
Net	€ 4,599	€ 4,592